Other Borrowings	12 Months Ended
Dec. 31, 2014
Other Borrowings [Abstract]
Other Borrowings

NOTE 9 – OTHER BORROWINGS

Other borrowings consists of the following at December 31, 2013 (none at December 31, 2014):

2013
Federal Home Loan Bank borrowings:
Secured note, with interest at 3.95% through September 11,
2008, thereafter putable back at the option of the
holder, due September 11, 2017	$7,500,000
Customer repurchase agreements with an average outstanding
rate of .14% at December 31, 2013	4,600,552
Total other borrowings	$12,100,552

Federal Home Loan Bank borrowings are secured by Federal Home Loan Bank stock and eligible mortgage loans approximating $65,574,000 at December 31, 2013.   The interest rate on the advance outstanding at December 31, 2013, secured by individual mortgages under blanket agreement was 3.95%, with maturity in September 2017.  At December 31, 2014, the Corporation had $74,331,985 of borrowing availability under various line-of-credit agreements with the Federal Home Loan Bank and other financial institutions.